FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets
Listed equity securities (Note 7)	¥ 15,820		¥ 11,422
Available-for-sale debt investments (Note 7)	970		941
Measured on recurring basis
Assets
Financial products (Note 2, 7)	23,118	$ 3,306	20,174
Derivative instruments (Note 2)	¥ 38	$ 5	¥ 204
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets	Assets
Listed equity securities (Note 7)	¥ 15,820	$ 2,262	¥ 11,422
Available-for-sale debt investments (Note 7)	970	139	941
Total Assets	39,946	5,712	32,741
Liabilities
Exchangeable senior notes (Note 12)	4,585	656	3,906
Derivative instruments (Note 2)	¥ 184	$ 26	¥ 5
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities	Liabilities
Total Liabilities	¥ 4,769	$ 682	¥ 3,911
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Assets
Listed equity securities (Note 7)	15,820		11,422
Total Assets	15,820		11,422
Measured on recurring basis | Significant other observable inputs (Level 2)
Assets
Financial products (Note 2, 7)	23,118		20,174
Derivative instruments (Note 2)	38		171
Total Assets	23,156		20,345
Liabilities
Exchangeable senior notes (Note 12)	4,585		3,906
Derivative instruments (Note 2)	184		5
Total Liabilities	4,769		3,911
Measured on recurring basis | Unobservable inputs (Level 3)
Assets
Derivative instruments (Note 2)			33
Available-for-sale debt investments (Note 7)	970		941
Total Assets	¥ 970		¥ 974